Financial risk management objectives and policies - Analysis of Fixed and Floating Rate Debt by Currency (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
US Dollar bonds | Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Borrowings and cross currency swaps	£ 1,026	£ 1,472
Fixed rate	5.24%	4.62%
Period (months)	91 months	66 months
Sterling bonds | Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Borrowings and cross currency swaps	£ 1,501	£ 1,094
Fixed rate	3.53%	2.97%
Period (months)	83 months	130 months
Eurobonds | Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Borrowings and cross currency swaps	£ 1,736	£ 1,820
Fixed rate	2.12%	2.12%
Period (months)	36 months	48 months
Eurobonds | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Borrowings and cross currency swaps	£ 4,263	£ 4,386